Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 3,209	$ 2,945	$ 2,737
Gross unrealized gains	676	658	532
Gross unrealized losses	88	61	91
Fair value	3,797	3,542	3,178
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost		36	27
Gross unrealized gains		5	4
Gross unrealized losses		5	3
Fair value		36	28
Common shares [member]
Disclosure of financial assets [line items]
Cost	3,209	2,909	2,710
Gross unrealized gains	676	653	528
Gross unrealized losses	88	56	88
Fair value	$ 3,797	$ 3,506	$ 3,150